Borrowings and debt - Schedule of maturity analysis contractual undiscounted cash flows of the lease liability (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Long term borrowings Terms [Line Items]
Lease Liabilities Payments Due	$ 21,046	$ 22,607
Current lease liabilities	965	996
Non-current lease liabilities	15,780	16,737
Total lease liabilities	16,745	17,733
Later than one year [member]
Disclosure of Long term borrowings Terms [Line Items]
Lease Liabilities Payments Due	1,506	1,574
Later than one year and not later than five years [member]
Disclosure of Long term borrowings Terms [Line Items]
Lease Liabilities Payments Due	7,210	7,262
Later than five years and not later than ten years [member]
Disclosure of Long term borrowings Terms [Line Items]
Lease Liabilities Payments Due	$ 12,330	$ 13,771